Summary of Significant Accounting Policies - Inventories (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 08, 2022	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Percentage of coverage count on a quarterly basis considered for inventory evaluation				80.00%
Casualty loss on inventories due to floods	$ 1,376
Insurance recoveries	1,221
Net casualty loss on inventories due to floods	$ 155				$ 155
Insurance recoveries received in cash		$ 996	$ 225
Inventory write down				$ 1,689	$ 0
Impairment on inventories				$ 1,689